Derivatives (Detail 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Net investment hedges
Pretax gain (loss) recognized as cumulative translation within other comprehensive income on effective portion of instrument, net investment hedge	$ 111	$ (39)
Cross currency swap contract
Net investment hedges
Pretax gain (loss) recognized as cumulative translation within other comprehensive income on effective portion of instrument, net investment hedge		(12)
Foreign currency denominated debt
Net investment hedges
Pretax gain (loss) recognized as cumulative translation within other comprehensive income on effective portion of instrument, net investment hedge	$ 111	$ (27)